UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        November 14, 2011
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: $506,006 USD (in thousands)


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

		             TITLE OF	           VALUE X  PRN         SH/ PUT/ INVST OTHER    VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT         PUT CALL DISCR MNGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Agnico Eagle Mines Ltd	     COM	008474108  27,356   455,000 	SH	 SOLE		SOLE
Alexco Resource Corp	     COM	01535P106  1,177    171,800 	SH	 SOLE		SOLE
Anglogold Ashanti Hldgs Fin  MAND BD CV	03512Q206  91,148   1,861,312 	SH	 SOLE		SOLE
Apple Inc		     COM	037833100  33,544   88,000 	SH	 SOLE		SOLE
Aspen Insurance Holdings Ltd SHS	G05384105  3,482    151,150 	SH	 SOLE		SOLE
Aspen Insurance Holdings Ltd PFD	G05384113  985 	    19,700 	SH	 SOLE		SOLE
Banco Santander SA	     ADR	05964H105  2,157    268,223 	SH	 SOLE		SOLE
Bank Montreal Que	     COM	063671101  946 	    16,800 	SH	 SOLE		SOLE
Bank of America Corporation  COM	060505104  654 	    106,920 	SH	 SOLE		SOLE
BCE INC			     COM NEW	05534B760  860 	    22,800 	SH	 SOLE		SOLE
Beazer Homes USA Inc	     NT SUB	07556Q402  1,296    134,900 	SH	 SOLE		SOLE
Bristol Myers Squibb Co	     COM	110122108  2,474    78,842 	SH	 SOLE		SOLE
CDN Imperial Bk of Commerce  COM	136069101  1,141    16,200 	SH	 SOLE		SOLE
Celestica Inc	 	     SUB VTG SH	15101Q108  2,534    310,950 	SH	 SOLE		SOLE
Central European Media	     NOTE	153443AH9  2,087    2,950,000 	SH	 SOLE		SOLE
Cheniere Energry Partners LP COM UNIT	16411Q101  305 	    22,500 	SH	 SOLE		SOLE
Citigroup Inc		     UNIT	172967416  1,485    18,650 	SH	 SOLE		SOLE
Citigroup Inc		     COM	172967424  1,307    51,014 	SH	 SOLE		SOLE
Constellation Energy Group   COM	210371100  4,758    125,000 	SH	 SOLE		SOLE
Fibertower Corp		     NOTE	31567RAC4  757 	    1,305,000 	SH	 SOLE		SOLE
General Electric Co	     COM	369604103  372 	    24,400 	SH	 SOLE		SOLE
Genworth Finl Inc	     COM Cl A	37247D106  2,701    470,500 	SH	 SOLE		SOLE
Goodrich Corp		     COM	382388106  27,081   224,400 	SH	 SOLE		SOLE
Goodyear Tire & Rubr Co	     PFD CONV	382550309  6,061    155,600 	SH	 SOLE		SOLE
Google Inc		     CL A	38259P508  10,212   19,853 	SH	 SOLE		SOLE
Greenlight Capital Re Ltd    CL A	G4095J109  6,375    307,367 	SH	 SOLE		SOLE
Hovnanian Enterprises Inc    UNIT	44248W208  74 	    10,000 	SH	 SOLE		SOLE
Ingersoll-Rand PLC	     SHS	G47791101  3,263    116,146 	SH	 SOLE		SOLE
Iron Mtn Inc		     COM	462846106  22,830   722,000 	SH	 SOLE		SOLE
JPMorgan Chase & Co	     COM	46625H100  700 	    23,250 	SH	 SOLE		SOLE
Keycorp New		     COM	493267108  2,025    341,400 	SH	 SOLE		SOLE
Keycorp New		     PFD	493267405  325 	    3,200 	SH	 SOLE		SOLE
Kinetic Concepts Inc	     COM NEW	49460W208  8,236    125,000 	SH	 SOLE		SOLE
Level 3 Communications Inc   COM	52729N100  1,220    818,800 	SH	 SOLE		SOLE
Liberty Media Corp New	     COM SER A	53071M104  3,693    250,000 	SH	 SOLE		SOLE
Lilly Eli Co		     COM	532457108  1,017    27,500 	SH	 SOLE		SOLE
Louisiana Pac Corp	     COM	546347105  561 	    110,000 	SH	 SOLE		SOLE
Manulife Finl Corp	     COM	56501R106  513 	    44,800 	SH	 SOLE		SOLE
Marathon Oil Corp	     COM	565849106  11,092   514,000 	SH	 SOLE		SOLE
Mattel Inc		     COM	577081102  8,453    326,500 	SH	 SOLE		SOLE
Medco Health Solutions Inc   COM	58405U102  2,345    50,000 	SH	 SOLE		SOLE
Merck & Co Inc New	     COM	58933Y105  2,563    78,370 	SH	 SOLE		SOLE
Metropolitan Health Networks COM	592142103  38 	    8,280 	SH	 SOLE		SOLE
Microsoft Corp		     COM	594918104  976 	    39,200 	SH	 SOLE		SOLE
Montpelier Re Holdings Ltd   SHS	G62185106  9,765    552,300 	SH	 SOLE		SOLE
Motorola Mobility Hldgs Inc  COM	620097105  77,982   2,064,100 	SH	 SOLE		SOLE
Nalco Holding Company	     CL A	62985Q101  17,773   508,100 	SH	 SOLE		SOLE
Netlogic Microsystems Inc    COM	64118B100  11,917   247,700 	SH	 SOLE		SOLE
Old Rep Intl Corp	     COM	680223104  758 	    85,000 	SH	 SOLE		SOLE
Oncolytics Biotech Inc	     COM	682310107  457 	    130,000 	SH	 SOLE		SOLE
Pan American Silver Corp     COM	697900108  1,997    73,700 	SH	 SOLE		SOLE
Partnerre Ltd		     COM	G6852T105  7,221    138,157 	SH	 SOLE		SOLE
Pfizer Inc		     COM	717081103  7,037    398,000 	SH	 SOLE		SOLE
Pitney Bowes Inc	     COM	724479100  692 	    36,800 	SH	 SOLE		SOLE
Platinum Underwriter Hldgs   COM	G7127P100  8,730    283,900 	SH	 SOLE		SOLE
Plum Creek Timber Co Inc     COM	729251108  2,149    61,900 	SH	 SOLE		SOLE
Primero Mng Corp	     COM	74164W106  543 	    200,000 	SH	 SOLE		SOLE
QLT Inc			     COM	746927102  2,798    381,800 	SH	 SOLE		SOLE
Regions Financial Corp New   COM	7591EP100  1,223    367,200 	SH	 SOLE		SOLE
Revett Minerals Inc	     COM NEW	761505205  584 	    150,000 	SH	 SOLE		SOLE
Rogers Communications Inc    CL B	775109200  757 	    22,000 	SH	 SOLE		SOLE
Royal Bk Scotland Group PLC  SP ADR	780097713  611 	    50,680 	SH	 SOLE		SOLE
San disk Corp		     NOTE	80004CAC5  2,042    2,100,000 	SH	 SOLE		SOLE
Sanofi			     RIGHT	80105N113  4 	    3,900 	SH	 SOLE		SOLE
Seadrill Limited	     SHS	G7945E105  1,125    40,850 	SH	 SOLE		SOLE
Seaspan Corp		     SHS	Y75638109  486 	    42,400 	SH	 SOLE		SOLE
Sonde Res Corp		     COM	835426107  1,148    496,423 	SH	 SOLE		SOLE
Southern Un Co New	     COM	844030106  10,021   247,000 	SH	 SOLE		SOLE
Student Trans Inc	     COM	86388A108  7,828    1,373,200 	SH	 SOLE		SOLE
Sun Life Finl Inc	     COM	866796105  620 	    25,800 	SH	 SOLE		SOLE
Suntrust Bks Inc	     COM	867914103  905 	    50,400 	SH	 SOLE		SOLE
Synovus Finl Corp	     COM	87161C105  193 	    180,000 	SH	 SOLE		SOLE
Synovus Finl Corp	     UNIT	87161C204  613 	    54,800 	SH	 SOLE		SOLE
Tekelec		   	     COM	879101103  193 	    32,000 	SH	 SOLE		SOLE
Telephone & Data Sys Inc     SPL COM	879433860  2,910    147,200 	SH	 SOLE		SOLE
Tellabs Inc		     COM	879664100  5,402    1,259,200 	SH	 SOLE		SOLE
Valeant Pharmaceuticals Intl COM	91911K102  3,159    84,288 	SH	 SOLE		SOLE
Validus Holdings Ltd	     COM SHS	G9319H102  108 	    4,336 	SH	 SOLE		SOLE
Wells Fargo & Co New	     Pfd Cnv A	949746804  6,058    5,864 	SH	 SOLE		SOLE
Wells Fargo& Co New	     COM	949746101  432 	    17,919 	SH	 SOLE		SOLE
Weyerhaeuser Co		     COM	962166104  19 	    1,226 	SH	 SOLE		SOLE
Whiting Pete Corp New	     Pfd Conv	966387201  504 	    3,000 	SH	 SOLE		SOLE
XL Group PLC		     SHS	G98290102  4,437    236,021 	SH	 SOLE		SOLE
Zions Bancorporation	     COM	989701107  1,626    115,533 	SH	 SOLE		SOLE
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